Intangible Assets, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

NOTE 4 – INTANGIBLE ASSETS, net

Intangible assets, net, consists of the following as of:

	June 30, 2016	December 31, 2015
Patents	$432,985	$432,820
Less accumulated amortization	(229,626)	(217,342)
	203,359	215,478
Patents pending	228,826	209,019
Total intangible assets, net	$432,185	$424,497

Patents are amortized straight-line over a period of fifteen years. Amortization expense was $6,142 and $12,284, for the three and six-months ended June 30, 2016, respectively, and $2,708 and $11,662, for the three and six-months ended June 30, 2015, respectively.

The Company has capitalized costs for several patents that are still pending. In those instances, the Company has not recorded any amortization. The Company will commence amortization when these patents are approved.

The Company owns 21 issued patents, including 14 in the United States and 7 others in China, India, Japan, and Hong Kong. These patents will expire during the years of 2023 to 2028, subject to any patent term extensions of the individual patent. The Company has 5 foreign patent applications pending in Europe, Canada, and Brazil.

NOTE 5 – INTANGIBLE ASSETS, net

Intangible assets, net, consists of the following as of:

	December 31, 2015	December 31, 2014
Patents	$432,820	$393,370
Less accumulated amortization	(217,342)	(200,272)
	215,478	193,098
Patents pending	209,019	226,420
Total intangible assets, net	$424,497	$419,518

Patents are amortized straight-line over a period of fifteen years. Amortization expense was $17,070 and $31,909, for the years ended December 31, 2015 and 2014, respectively.

The Company has capitalized costs for several patents that are still pending. In those instances, the Company has not recorded any amortization. The Company will commence amortization when these patents are approved.

The Company owns 21 issued patents, including 14 in the United States and 7 others in China, India, Japan, and Hong Kong. These patents will expire during the years of 2023 to 2028, subject to any patent term extensions of the individual patent. The Company has 5 foreign patent applications pending in Europe, Canada, and Brazil.